SilverPepper Long/Short Emerging Markets Currency Fund*

SCHEDULE OF INVESTMENTS

As of September 30, 2023 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS — 96.7%
$930,255	Goldman Sachs Government Fund, 5.23%[1]	$930,255
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $930,255)	930,255
	TOTAL INVESTMENTS — 96.7%
	(Cost $930,255)	930,255
	Other Assets in Excess of Liabilities — 3.3%	31,751
	TOTAL NET ASSETS — 100.0%	$962,006

*	On September 26, 2023, the Fund’s Board of Trustees approved the liquidation of the Fund. All of the Fund’s outstanding shares were redeemed and the Fund was liquidated on October 31, 2023.
[1]	The rate is the annualized seven-day yield at period end.

SilverPepper Long/Short Emerging Markets Currency Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2023 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS

Sales Contracts	Counterparty	Currency Exchange	Settlement Date	Currency Amount Sold	Notional Value	Value at September 30, 2023	Unrealized Appreciation (Depreciation)
Chinese Yuan Renminbi	Marex Spectron	CNH per USD	December 20, 2023	5,235,480	$(720,000)	$(720,169)	$(169)

					$(720,000)	$(720,169)	$(169)

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS					$(720,000)	$(720,169)	$(169)

CNH - Chinese Yuan Renminbi

USD - United States Dollar